Revenue - Schedule of Summarizes Unrecognized Contract (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Beginning balance	$ 9,731	$ 11,011
Upfront fees:
Contract with Customer, Liability, Revenue Recognized		10,000
Ending balance	5,648	9,731
License Fees [Member]
Upfront fees:
Contract with Customer, Liability, Revenue Recognized	(3,548)	(10,992)
Reimbursements [Member]
Upfront fees:
Contract with Customer, Liability, Revenue Recognized	$ (535)	$ (288)